Accounts Receivable, Net (Details) - Schedule of accounts receivable and allowance for doubtful accounts - Accounts Receviable Net [Member] - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Accounts Receivable, Net (Details) - Schedule of accounts receivable and allowance for doubtful accounts [Line Items]
Accounts receivable	$ 6,881,763	$ 6,347,184
Less: allowance for doubtful accounts	(34,155)	(21,451)
Accounts receivable, net	$ 6,847,608	$ 6,325,733